ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Payroll and social security payable	$ 30,142	$ 182,118
Other payables and accrued liabilities	11,657	14,695
Total Accounts Payable and Accrued Liabilities	$ 41,799	$ 196,813